Note 4 - Loans - Segregated by Class of Loans (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans	$ 754,283,563	$ 758,635,595	$ 746,093,809
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Loans	47,024,878	47,781,689	50,960,265
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Loans	17,079,579	19,193,497	16,689,444
Real Estate Portfolio Segment [Member] | Commercial [Member]
Loans	349,090,031	346,262,033	332,230,847
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Loans	30,358,362	40,106,633	51,258,970
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Loans	11,830,447	9,413,263	11,220,683
Real Estate Portfolio Segment [Member] | Residential [Member]
Loans	195,579,967	197,002,419	203,752,620
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans	66,877,197	61,779,859	49,950,984
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Loans	19,695,241	20,605,465	22,820,314
Consumer and Other Portfolio Segment [Member] | Other [Member]
Loans	$ 16,747,861	$ 16,490,737	$ 7,209,682